SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Organization: The consolidated financial statements of Peapack-Gladstone Financial Corporation (the “Corporation”) are prepared on the accrual basis and include the accounts of the Corporation and its wholly-owned subsidiary, Peapack-Gladstone Bank (“the Bank”). The consolidated statements also include the Bank’s wholly-owned subsidiary, Peapack-Gladstone Mortgage Group, Inc., which was liquidated into the Bank on December 31, 2010. During 2009, the Bank closed its subsidiary, Peapack-Gladstone Investment Company. While the following footnotes include the collective results of Peapack-Gladstone Financial Corporation and Peapack-Gladstone Bank, these footnotes primarily reflect the Bank’s and its subsidiaries’ activities. All significant intercompany balances and transactions have been eliminated from the accompanying consolidated financial statements.

Business: Peapack-Gladstone Bank, the subsidiary of the Corporation, provides a full range of banking and trust services to individual and corporate customers through its branch operations in central New Jersey. The Bank is subject to competition from other financial institutions, is regulated by certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.

Basis of Financial Statement Presentation: The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. In preparing the financial statements, Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the statement of condition and revenues and expenses for that period. Actual results could differ from those estimates. The significant estimates that are particularly subject to change include the adequacy of the allowance for loan losses, fair value of investment securities and other-than-temporary impairment on investment securities.

Segment Information: The Corporation’s business is conducted through its banking subsidiary and involves the delivery of loan and deposit products and trust services to customers. Management uses certain methodologies to allocate income and expense to the business segments.

The Banking segment includes commercial, commercial real estate, residential and consumer lending activities; deposit generation; operation of ATMs; telephone and internet banking services; merchant credit card services and customer support sales.

PGB Trust & Investments includes asset Management services provided for individuals and institutions; personal trust services, including services as executor, trustee, administrator, custodian and guardian; corporate trust services including services as trustee for pension and profit sharing plans; and other financial planning and advisory services.

Cash and Cash Equivalents: For purposes of the statements of cash flows, cash and cash equivalents include cash and due from banks, interest-earning deposits and federal funds sold. Generally, federal funds are sold for one-day periods. Net cash flows are reported for customer loan and deposit transactions and overnight borrowings.

Interest-Earning Deposits in Other Financial Institutions: Interest-earning deposits in other financial institutions mature within one year and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, Management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) other-than-temporary impairment related to credit loss, which must be recognized in the income statement and 2) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock, based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value. Cash dividends are reported as income.

The Bank is also a member of the Federal Reserve Bank and required to own a certain amount of stock. FRB stock is carried at cost and classified as a restricted security. Cash dividends are reported as income.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at fair value, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights released; therefore, no servicing rights are recorded. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans: Loans that Management has the intent and ability to hold for the foreseeable future or until maturity are stated at the principal amount outstanding. Interest on loans is recognized based upon the principal amount outstanding. Loans are stated at face value, less purchased premium and discounts and net deferred fees. Loan origination fees and certain direct loan origination costs are deferred and recognized over the life of the loan as an adjustment, on a level-yield method, to the loan’s yield. The definition of recorded investment in loans includes accrued interest receivable, however, for the Corporation’s loan disclosures, accrued interest was excluded as the impact was not material.

Loans are considered past due when they are not paid in accordance with contractual terms. The accrual of income on loans, including impaired loans, is discontinued if, in the opinion of Management, principal or interest is not likely to be paid in accordance with the terms of the loan agreement, or when principal or interest is past 90 days or more and collateral, if any, is insufficient to cover principal and interest. All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. A nonaccrual loan is returned to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Commercial loans are generally charged off after an analysis is completed which indicates that collectability of the full principal balance is in doubt. Consumer loans are generally charged off after they become 120 days past due. Subsequent payments are credited to income only if collection of principal is not in doubt. If principal and interest payments are brought contractually current and future collectability is reasonably assured, loans are returned to accrual status. Mortgage loans are generally charged off when the value of the underlying collateral does not cover the outstanding principal balance. The majority of the Corporation’s loans are secured by real estate in the State of New Jersey.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when Management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in Management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component of the allowance relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Corporation will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are evaluated for impairment. Factors considered by Management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All loans are individually evaluated for impairment when loans are classified as substandard by Management. If a loan is considered impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral less estimated disposition costs if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment while they are performing assets. If and when a residential mortgage is placed on nonaccrual status and in the process of collection, such as through a foreclosure action, then they are evaluated for impairment on an individual basis and the loan is reported, net, at the fair value of the collateral less estimated disposition costs.

A troubled debt restructuring is a renegotiated loan with concessions made by the lender to a borrower who is experiencing financial difficulty. Troubled debt restructurings are separately identified for impairment and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral, less estimated disposition costs. For troubled debt restructurings that subsequently default, the Corporation determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component of the allowance covers non-impaired loans and is based primarily on the Bank’s historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Corporation on a weighted average basis over the previous two years. This actual loss experience is adjusted by other qualitative factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.

In determining an appropriate amount for the allowance, the Bank segments and evaluates the loan portfolio based on Federal call report codes, which are based on collateral. The following portfolio classes have been identified:

a)	Primary Residential Mortgage – represents all loans collaterized by the borrower’s primary residence. These are closed-end loans secured by 1-4 family residential properties that are secured by first liens. The Bank retains in its portfolio most conventional mortgage loans that have maturities of 15 years or less and generally sells most loans with maturities greater than 15 years. The Bank does not engage in sub-prime lending.

b)	Home Equity Lines of Credit – These are revolving, open-end loans secured by 1-4 family residential properties and extended under lines of credit.
c)	Junior Lien Loan on Residence – These are closed-end loans secured by 1-4 family residential properties that are secured by junior liens.
d)	Multifamily Property – These are loans secured by multifamily (5 or more) residential properties.
e)	Owner Occupied Commercial Real Estate – These are loans secured by owner-occupied nonfarm nonresidential properties.
f)	Investment Commercial Real Estate –These are loans secured by nonfarm nonresidential properties that are not owner-occupied.
g)	Commercial and Industrial – These are commercial and industrial loans not secured by real estate.
h)	Agricultural Production – These are loans to finance agricultural production and other loans to farmers.
i)	Commercial Construction – These are loans for construction, land development and other land loans.
j)	Consumer and Other – These are loans to individuals for household, family and other personal expenditures as well as obligations of states and political subdivisions in the U.S. This also represents all other loans that cannot be categorized in any of the previously mentioned loan segments.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation charges are computed using the straight-line method. Equipment and other fixed assets are depreciated over the estimated useful lives, which range from three to ten years. Premises are depreciated over the estimated useful life of 40 years, while leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of the lease. Expenditures for maintenance and repairs are expensed as incurred. The cost of major renewals and improvements are capitalized. Gains or losses realized on routine dispositions are recorded as other income or other expense.

Other Real Estate Owned (OREO): Other real estate owned is initially recorded at fair value, less costs to sell. When a property is acquired, the excess of the loan balance over the estimated fair value is charged to the allowance for loan losses. A valuation allowance is recorded through earnings for any subsequent decline in fair value and any gains or losses on the sale of properties are recorded through earnings. Operating costs after acquisition are expensed.

Bank Owned Life Insurance (BOLI): The Bank has purchased life insurance policies on certain key executives. BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded. Instruments, such as standby letters of credit, that are considered financial guarantees are recorded at fair value at inception.

Income Taxes: The Corporation files a consolidated Federal income tax return. Separate state income tax returns are filed for each subsidiary based on current laws and regulations.

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in its financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on the enacted tax rates. Such tax assets and liabilities are adjusted for the effect of a change in tax rates in the period of enactment.

The Corporation recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50 percent likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Corporation is no longer subject to examination by the U.S. Federal tax authorities for years prior to 2008 or by New Jersey tax authorities for years prior to 2007.

The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Benefit Plans: The Corporation has a 401(K) profit-sharing and investment plan, which was last amended to enhance the contributions to its salaried employees starting in May 2008. The plan is more fully described in Note 12.

Stock-Based Compensation: Compensation cost is recognized for stock options and restricted stock awards issued to employees and non-employee directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation expense is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation expense is recognized on a straight-line basis over the requisite service period for the entire award. The stock options granted under these plans are exercisable at a price equal to the fair value of common stock on the date of grant and expire not more than ten years after the date of grant.

Earnings Per Share (“EPS”): In calculating earnings per share, there are no adjustments to net income available to common shareholders, which is the numerator of both the Basic and Diluted EPS. The weighted average number of shares outstanding used in the denominator for Diluted EPS is increased over the denominator used for Basic EPS by the effect of potentially dilutive common stock equivalents utilizing the treasury stock method. Common stock options outstanding are common stock equivalents, as are restricted stock until vested. Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.

The following table shows the calculation of both Basic and Diluted earnings per share for the years ended December 31, 2011, 2010 and 2009:

(In Thousands Except Per Share Data)	2011	2010	2009
Net Income Available to Common Shareholders	$10,940	$5,978	$5,633
Basic Weighted Average Shares Outstanding	8,741,209	8,784,655	8,715,419
Plus: Common Stock Equivalents	1,061	366	50,838
Diluted Weighted Average Shares Outstanding	8,742,270	8,785,021	8,766,257
Earnings Per Share:
Basic	$1.25	$0.68	$0.64
Diluted	1.25	0.68	0.64

Average shares of 657,121, 583,665 and 478,901 were not considered in computing diluted earnings per share for 2011, 2010 and 2009, respectively, because they were antidilutive. These antidilutive shares include stock options, unvested restricted stock awards and the warrant issued to the U.S. Treasury for 150,296 common shares.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are any such matters that will have a material effect on the financial statements.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements.

Comprehensive Income: Comprehensive income consists of net income and the change during the period in the Corporation’s net unrealized gains or losses on securities available for sale, net of tax, less adjustments for realized gains and losses, net amortization of the unrealized loss on securities transferred to held to maturity from available for sale and accretion of the non-credit component on certain held to maturity securities with other-than-temporary impairment charges in previous periods. Total comprehensive income for the years ended 2011, 2010 and 2009 was $14.2 million, $7.6 million and $9.8 million, respectively.

Equity: Stock dividends in excess of 20 percent are reported by transferring the par value of the stock issued from retained earnings to common stock. Stock dividends for 20 percent or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital. Fractional share amounts are paid in cash with a reduction in retained earnings. On June 18, 2009, a five percent stock dividend was declared. All prior share information has been restated for the stock dividend. Treasury stock is carried at cost.

Reclassification: Certain reclassifications have been made in the prior periods’ financial statements in order to conform to the 2011 presentation and had no effect on the consolidated income statements or shareholders’ equity.

New Accounting Policies: In June 2011, the Financial Accounting Standards Board (“FASB”) amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of the fiscal reporting year and interim periods within that year, beginning after December 15, 2011. The Corporation is currently evaluating the impact of this pronouncement on its financial statement presentation and disclosures.